Other assets - Summary of other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous non-current assets [abstract]
Long-term value added tax and other taxes recoverable	$ 32,148	$ 13,749
Prepaid forestry fees	2,655	3,222
Prepaid loan costs	2,191	2,865
Other assets	2,568	3,107
Total other assets	$ 39,562	$ 22,943